FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /    /       (a)
             or fiscal year ending:   12 / 31 / 2001  (b)

Is this a transition report?: (Y/N)   N
                                   -------

Is this an amendment to a previous filing? (Y/N)   N
                                                -------

Those items or sub-tems with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: State and Local Trusts, Series 1 and Subsequent
                           Series (formerly known as The Alabama Tax-Exempt Trust, Series 6)
     B.   File Number: 811-5147
     C.   Telephone Number: (205) 252-5900

2.   A.   Street: 800 Shades Creek Parkway, Suite 225
     B.   City: Birmingham  C. State: AL   D. Zip Code: 35209  Zip Ext:
     E.   Foreign Country:                         Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)           N
                                                                    ------------

4.   Is this the last filing on this form by Registrant? (Y/N)            N
                                                                    ------------

5.   Is Registrant a small business investment company (SBIC)?(Y/N)       N
     [If answer is "Y" (Yes), complete only items 89 through 110.]  ------------

6.   Is Registrant a unit investment trust (UIT)?   (Y/N)                 Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]  ------------

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)      Y
          [If answer is "N" (No), go to item 8.]                    ------------

     B.   How many separate series or portfolios did Registrant           1
          have at the end of the period?                            ------------

For period ending 12/31/2001                             If filing more than one
                 ------------                            Page 47, "X" box:   [ ]
File Number 811- 5147
                 ------------


     UNIT INVESTMENT TRUSTS

111. A.   [/] Depositor Name: Stern, Agee & Leach, Inc.
                             ---------------------------------------------------
     B.   [/] File Number (If any):
                                   --------------------
     C.   [/] City: Birmingham         State: AL Zip Code: 35209  Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

111. A.   [/] Depositor Name:
                             ---------------------------------------------------
     B.   [/] File Number (If any):
                                   --------------------
     C.   [/] City:                    State:    Zip Code:        Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

112. A.   [/] Sponsor Name: Stern, Agee & Leach, Inc.
                           -----------------------------------------------------
     B.   [/] File Number (If any):
                                   --------------------
     C.   [/] City: Birmingham         State: AL Zip Code: 35209  Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

112. A.   [/] Sponsor Name:
                           -----------------------------------------------------
     B.   [/] File Number (If any):
                                   --------------------
     C.   [/] City:                    State:    Zip Code:        Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

For period ending 12/31/2001                             If filing more than one
                 ------------                            Page 48, "X" box:   [ ]
File Number 811- 5147
                 ------------

113. A.   [/] Trustee Name: Trust Company of Sterne, Agee & Leach, Inc.
                           -----------------------------------------------------
     B.   [/] City: Birmingham         State: AL Zip Code: 35209  Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

113. A.   [/] Trustee Name:
                           -----------------------------------------------------
     B.   [/] City:                    State:    Zip Code:        Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

114. A.   [/] Principal Underwriter Name: Sterne, Agee & Leach, Inc.
                                         ---------------------------------------
     B.   [/] File Number:  8 -
                                --------------------
     C.   [/] City: Birmingham         State: AL Zip Code: 35209  Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

114. A.   [/] Principal Underwriter Name:
                                         ---------------------------------------
     B.   [/] File Number:  8 -
                                --------------------
     C.   [/] City:                    State:    Zip Code:        Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

115. A.   [/] Independent Public Accountant Name: Arthur Andersen LLP
                                                 -------------------------------
     B.   [/] City: Birmingham         State: AL Zip Code: 35203  Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

115. A.   [/] Independent Public Accountant Name:
                                                 -------------------------------
     B.   [/] City:                    State:    Zip Code:        Zip Ext.:
                   -------------------       ---          -------          -----
              Foreign Country:                   Foreign Postal Code:
                              ------------------                     -----------

For period ending 12/31/2001                             If filing more than one
                 ------------                            Page 49, "X" box:   [ ]
File Number 811- 5147
                 ------------

116. Family of investment companies information:


     A.   [/] Is Registrant part of a family of investment companies?(Y/N)          Y
                                                                                  -----
                                                                                   Y/N
     B.   [/] Identify the family in 10 letters: S T E R N E A G E E
                                                 - - - - - - - - - -
              (NOTE: In filing this form, use this identification
              consistently for all investment companies in family. This
              designation is for purposes of this form only.)

117. A.   [/] Is Registrant a separate account of an insurance company?(Y/N)        N
                                                                                  -----
                                                                                   Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   [/] Variable annuity contracts? (Y/N)
                                                                                  -----
                                                                                   Y/N

     C.   [/] Scheduled premium variable life contracts? (Y/N)
                                                                                  -----
                                                                                   Y/N

     D.   [/] Flexible premium variable life contracts/ (Y/N)
                                                                                  -----
                                                                                   Y/N

     E.   [/] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)
                                                                                  -----
                                                                                   Y/N

118. [/]  State the number of series existing at the end of the period that
          had securities registered under the Securities Act of 1933                  1
                                                                                  -----

119. [/]  State the number of new series for which registration statements
          under the Securities Act of 1933 became effective during the period         0
                                                                                  -----

120. [/]  State the total value of the portfolio securities on the date of
          deposit for the new series included in item 119 ($000's omitted)       $  N/A
                                                                                  -----

121. [/]  State the number of series for which a current prospectus was
          in existence at the end of the period                                       1
                                                                                  -----

122. [/]  State the number of existing series for which additional units were
          registered under the Securities Act of 1933 during the current period       0
                                                                                  -----



For period ending 12/31/2001                             If filing more than one
                 ------------                            Page 50, "X" box:   [ ]
File Number 811- 5147
                 ------------


123. [/]  State the total value of the additional units considered in answering
          item 122 ($000's omitted)                                              $    0
                                                                                  -----

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                                    $    0
                                                                                  -----

125. [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)                  $    0
                                                                                  -----

126. Of the amount shown in item 125, state the total dollar mount of sales loads collected from secondary market operations in Registrant's units
     (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) ($000's omitted)           $    0
                                                                                  -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding dsitributions of realized gains, if any):


                                 Number of     Total Assets   Total Income
                                  Series         ($000's      Distributions
                                 Investing       omitted)   ($000's omitted)
                                 ---------      ---------   ----------------
A.   U.S. Treasury direct issue                 $              $
                                  --------       --------       --------

B.   U.S. Government agency                     $              $
                                  --------       --------       --------

C.   State and municipal tax-free     1         $   2,028      $     105
                                  --------       --------       --------

D.   Public utility debt                        $              $
                                  --------       --------       --------

E.   Brokers or dealers debt
     or debt of brokers' or
     dealers' parent                            $              $
                                  --------       --------       --------

F.   All other corporate
     intermed. & long-term
     debt                                       $              $
                                  --------       --------       --------

G.   All other corporate
     short-term debt                            $              $
                                  --------       --------       --------

H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers                                    $              $
                                  --------       --------       --------

I.   Investment company
     equity securities                          $              $
                                  --------       --------       --------

J.   All other equity securities                $              $
                                  --------       --------       --------

K.   Other securities                           $              $
                                  --------       --------       --------

L.   Total assets of all series
     of registrant                    1         $   2,028      $     105
                                  --------       --------       --------




For period ending 12/31/2001                             If filing more than one
                 ------------                            Page 51, "X" box:   [ ]
File Number 811- 5147
                 ------------

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer?(Y/N)                                                              Y
                                                                                  -----
                                                                                   Y/N

          [If answer is "N" (No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N)                                                     N
                                                                                  -----
                                                                                   Y/N

          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
          from insurance or guarantees? (Y/N)                                       N
                                                                                  -----
                                                                                   Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                           $    9
                                                                                  -----

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------


ITEM 132:  "811" NUMBER OF SERIES INCLUDED IN FILING

     This item is to be used by any series of a UIT that had an "811" number assigned to it prior to September 1972. For more information regarding this item, see the instruction to sub-item 1B.


SIGNATURE PAGE

     The following form of signature shall follow items 79, 85, 88 104, 110 or 132 as appropriate.

     This report is signed on behalf of the registrant (or depositor or trustee).

--------------------------------------------------------------------------------

City of: Birmingham         State of: Alabama            Date: May 15, 2002

Name of Registrant, Depositor, or Trustee:

                                      Sterne, Agee & Leach, Inc., Depositor
                                     -------------------------------------------




                                  By: /s/   THOMAS J. POE
                                     ----------------------------

                                  Name:     Thomas J. Poe
                                       --------------------------

                                  Title:  Senior Vice President
                                        -------------------------


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